Shareholders' Equity (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.02	$ 0.53
Expected volatility	66.00%	38.00%
Risk-free interest	0.48%	0.17%
Expected life of up to (years)	3 years 4 days	2 years 3 months 26 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.08	$ 1.7
Expected volatility	69.00%	88.00%
Risk-free interest	0.83%	0.43%
Expected life of up to (years)	3 years 6 months 21 days	3 years 3 months 29 days